Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating activities
Loss before income tax	$ (3,107,812)	$ (3,996,336)	$ (2,521,861)	$ (4,132,517)
Adjustments for:
Amortization of intangible assets	23,751	30,542	13,199	6,396
Depreciation of property, plant and equipment	288,547	371,042	322,164	374,752
Fair value losses on convertible loans				98,754
Share of results of associate	4,970	6,391	(13,765)	31,198
Gain on disposal of associate	(228,817)	(294,236)
Share-based payment	539,855	694,200
Fair value on warrant liabilities at inception date				112,214
Fair value changes on warrant liabilities	10,202	13,119	(138,292)	111,631
Written off of intangible asset	4,161	5,350
Interest expense	16,258	20,906	20,313	51,282
Interest income	(96,351)	(123,898)	(317,670)	(285,719)
Written off of property, plant and equipment	2,456	3,158
Unrealized currency translation (gains)/losses	44,952	57,805	(16,033)	(2,534)
Operating cash flows before movements in working capital	(2,497,828)	(3,211,957)	(2,651,945)	(3,634,543)
Trade and other receivables	(433,461)	(557,387)	(79,091)	(5,259)
Contract liabilities	56,032	72,051	102,286	1,952
Trade and other payables	(132)	(170)	(83,601)	108,225
Cash used in operations	(2,875,389)	(3,697,463)	(2,712,351)	(3,529,625)
Income tax paid				(2,194)
Interest received			2,422	623
Net cash used in operating activities	(2,875,389)	(3,697,463)	(2,709,929)	(3,531,196)
Investing activities
Proceeds from dilution of interest in a subsidiary	544,365	700,000	157,850
Loan to a third party - net	21,581	27,751	(500,000)
Loan to a related party - net	(23,381)	(30,066)
Fixed deposits with maturities over 3 months	212,552	273,320	2,497,560	(2,770,880)
Purchase of property, plant and equipment	(496,034)	(637,850)	(1,400,225)	(58,295)
Purchase of intangible assets	(50,769)	(65,284)	(94,211)
Proceed from disposal of associate	402,395	517,440
Fair value through other comprehensive income investment	(14,161)	(18,210)
Interest received	126,123	162,182	465,567	98,366
Net cash (used in)/generated from investing activities	722,671	929,283	1,126,541	(2,730,809)
Financing activities
Proceeds from issuance of ordinary shares	220,152	283,094		11,307,024
Principal payment of third party loan				(300,000)
Principal payment of bank borrowings	(29,935)	(38,494)	(34,782)	(32,984)
Principal payment of lease liabilities	(11,701)	(15,046)	(9,797)	(7,442)
Interest paid	(16,258)	(20,906)	(20,313)	(46,713)
Net cash generated from/(used in) financing activities	162,258	208,648	(64,892)	10,919,885
Net increase/(decrease) in cash and cash equivalents	(1,990,460)	(2,559,532)	(1,648,280)	4,657,880
Cash and cash equivalents at beginning of year	3,652,731	4,697,047	6,224,187	1,579,718
Effects of foreign currency translation on cash and cash equivalents	(32,682)	(42,026)	121,140	(13,411)
Cash and cash equivalents at end of year	$ 1,629,589	$ 2,095,489	$ 4,697,047	$ 6,224,187